CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Current assets
Cash and cash equivalents	$ 11,836,119	$ 12,034,282
Short-term investments	0	2,088,800
Contract receivable	4,767,100	0
Other receivables	37,726	54,406
Prepaid expenses	1,176,063	260,841
Total current assets	17,817,008	14,438,329
Non-current assets
Property and equipment	333,441	319,955
Total non-current assets	333,441	319,955
Total assets	18,150,449	14,758,284
Current Liabilities
Accounts payable and accrued liabilities	3,684,023	4,068,664
Contract liability	1,545,645	0
Total current liabilities	5,229,668	4,068,664
Non-current liabilities
Contract liability	4,636,935	0
Total non-current liabilities	4,636,935	0
Total liabilities	9,866,603	4,068,664
Commitments and contingencies
Shareholders’ equity
Share capital Authorized: unlimited Issued: December 31, 2017 – 141,805,722 December 31, 2016 – 121,258,222	271,710,138	262,321,825
Warrants	3,617,900	0
Contributed surplus	27,028,238	26,643,044
Accumulated other comprehensive income	373,730	554,060
Accumulated deficit	(294,446,160)	(278,829,309)
Total shareholders’ equity	8,283,846	10,689,620
Total liabilities and equity	$ 18,150,449	$ 14,758,284